Salaries and social security taxes payable (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Salaries and social security taxes payable, non-current	$ 6,226	$ 5,333	$ 5,231
Salaries and social security taxes payable, current	61,910	58,004	$ 63,334
Seniority Based Bonus [Member]
IfrsStatementLineItems [Line Items]
Salaries and social security taxes payable, non-current	6,226	5,333
Salaries Payable And Provisions [Member]
IfrsStatementLineItems [Line Items]
Salaries and social security taxes payable, current	43,222	50,903
Social Security Payable [Member]
IfrsStatementLineItems [Line Items]
Salaries and social security taxes payable, current	18,399	6,507
Early Retirements Payable [Member]
IfrsStatementLineItems [Line Items]
Salaries and social security taxes payable, current	$ 289	$ 594